Income taxes - Effective Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before income taxes	$ 2,148	$ (38,658)	$ (67,284)
Expected income tax expense (recovery)	580	(10,438)	(17,494)
Increase (reduction) in income taxes resulting from:
Non-deductible stock-based compensation	264	433	786
Other permanent differences	15	3,762	3,624
Withholding taxes and other foreign taxes	1,017	657	444
Change in enacted tax rates	34	135	22,960
Foreign tax rate differences, foreign exchange and other adjustments	271	1,585	138
Non-taxable income from equity investment	(6,416)	(6,834)	(3,245)
Change in valuation allowance	6,195	12,812	(11,637)
Income tax expense (recovery)	$ 1,960	$ 2,112	$ (4,424)